UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    August 10, 2009


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total:    80727


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Arena Resources Inc            Common Stock    040049108      3,142     98,650                 Sole     None     Sole
Bill Barrett Corp              Common Stock    06846N104      3,628    132,131                 Sole     None     Sole
Canadian Natural Resources     Common Stock    136385101      3,023     57,600                 Sole     None     Sole
Comstock Resources             Common Stock    205768203      3,295     99,700                 Sole     None     Sole
Denbury Resources              Common Stock    247916208      2,557    173,600                 Sole     None     Sole
Gastar Exploration, Ltd.       Common Stock    367299104        301    753,575                 Sole     None     Sole
Gulfport Energy Corp.          Common Stock    402635304      1,085    158,426                 Sole     None     Sole
Mariner Energy                 Common Stock    56845T305      1,488    126,600                 Sole     None     Sole
Newfield Exploration           Common Stock    651290108      5,270    161,300                 Sole     None     Sole
Nexen Inc                      Common Stock    65334H102      4,094    189,100                 Sole     None     Sole
Occidental Petroleum           Common Stock    674599105      7,200    109,400                 Sole     None     Sole
Petroleum Development Corp     Common Stock    716578109      3,659    233,207                 Sole     None     Sole
Pioneer Natural Resources      Common Stock    723787107      2,968    116,400                 SOle     None     Sole
Plains ExplorationandProductionCommon Stock    726505100        769     28,100                 Sole     None     Sole
Suncor Energy, Inc.            Common Stock    867229106      7,715    254,300                 Sole     None     Sole
Ultra Petroleum Corp           Common Stock    903914109      6,843    175,472                 Sole     None     Sole
Whiting Petroleum Corp         Common Stock    966387102      6,051    172,100                 Sole     None     Sole
Petrobank Energy & Resources   Common Stock    71645P106     17,639    604,713                 Sole     None     Sole